Note 4 - Inventories (Tables)	12 Months Ended
Mar. 31, 2026
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	As of:
	March 31,	March 31,
	2026	2025
Finished products	$596,965	$619,598
Work in process	104,202	106,006
Raw materials and supplies	249,704	237,607
	950,871	963,211
Less: excess of FIFO cost over LIFO cost	(336,958)	(359,256)
Total inventories	$613,913	$603,955